Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
2019060034	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - Low LTV;	GIDE 0001 Guideline Exception(s) - Income from other business included, however CPA only confirms 1 year xxxx from this source. Lender guide requires 2 years existence. - Override to EV2 for xxxx acknowledged exception.

FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to address Possible Derogatory Activity. - Override to EV2 for xxxx acknowledged exception.

CRED 0009 Unacceptable Credit History - Per lender guide, Eligible tradelines cannot have any derogatory history in previous 24 months. , Compensating Factors:  - Override to EV2 for mitigated risk.  The borrower has sufficient amount to meet minimum tradeline requirement without using the accounts with derogatory history.Low LTV/CLTV/HCLTV

APRV 0010 Underwriting Loan Approval is Deficient - Updated:
Missing evidence of the percentage of xxxx.  The CPA letter in the file does not address percentage of xxxx.

Original:
1) Missing bank statement analysis worksheet.
											2) CPA does not provide percentage of xxxx. - Override to EV2 for xxxx acknowledged exception.		COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure - It has been confirmed that there are no affiliates. Exception cleared.
2019060109	xxxx	Securitized	2	2	1	1	Verified housing payment history - Credit report confirms satisfactory mortgage rating.; Verified credit history - No history of delinquency reported.;	CRED 0107 Qualifying Rate Discrepancy - Lender qualified using the fully indexed rate, but did not qualify over the fully amortizing period for this interest only loan. , Compensating Factors: - DTI using the fully indexed fully amortizing payment is still within guidelines.Verified housing payment history

CRED 0087 Tax Returns/Transcripts are Insufficient - B1s 1120S xxxx tax returns are not signed., Compensating Factors: - Override to EV2 for mitigated risk. 1120s income validated through 1040 transcripts.Verified housing payment history	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure - Reviewed loan. Previously documented. Exception cleared.

APPR 0046 Missing Third Party Appraisal Review - Missing third-party appraisal review to validate the origination appraisal(s). - Exception is cleared with the attached 3rd Party Desk, which is deemed to be within acceptable tolerance. APPR 0046 Exception Cleared;

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - The Initial Closing Disclosure Received Date is not three business days before the consummation date of. Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Exception is cleared with the attached copy of the borrower esigend initial CD, which was not presented in the original loan file. TRID 0008 Exception Cleared;

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing verification for how last LE was sent/received -- A revised Loan Estimate was provided  via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date. Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it  three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation. (12 CFR 1026.19(e)(4)(ii)) - Exception is cleared with the attached disclosure trancking to evidence delivery to borrower of the re-disclosed LE on the issuance date. Exception Cleared;

CRED 0089 Missing Required Fraud Tool - Updated:
Recd response from lender that borrower 2 is able to transfer.  No verification from employer that borrower is transferring to a new location, only that her employment was current.  Missing written VOE or UW/Proc cert attesting to the borrower's transfer to the new location.  Four locations are listed on the company website and all appear prohibitively far from the subject property.

Missing comprehensive fraud report with all alerts satisfactorily addressed.  The fraud report provided does not have any of the alerts addressed in the report nor in the file.  Of particular note is the distance between B2's employer and the subject property.  Income is being used, but the distance indicates an issue with the continuance.
Original:
Missing comprehensive fraud report with all alerts satisfactorily addressed. - 9/5/2019 - Override to EV2 for xxxx acknowledged exception. - Finding is cleared. Received post-consummation dated VVOE that confirms borrower remains actively employed with same employer, thus supporting borrower is commuting 50 miles to work. CRED 0089 Exception Cleared;

CRED 0006 Missing Employment doc (VVOE) - 1) B2 VOE does not confirm borrowers employment dates.

2) Missing Secretary of State Search for B1s xxxx, as indicated were completed on the VOE form. - Recd VOE for B2 reflecting employment status is current and active and start date.  Recd SOS searches for B1's xxxx.  Exception cleared.

CRED 0104 Missing Letter of Explanation - Missing letter of explanation to address prior mortgage delinquency. - Recd signed LOE addressing the previous mortgage delinquency.  Exception cleared.

140019050044	xxxx	Securitized	2	2	2	1	Low DTI - DTI is more than 5% lower than the maximum allowed.;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - B2 credit depth requirement not met. No open / closed tradelines within past 24 months. , Compensating Factors: Low DTI

TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing evidence of the Seller Closing Disclosure - Override to EV2 due to Immaterial Issue, no assignee liability.	TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations." - Exception is cleared with the attached copy of the revised appraisal report that provides Title XI verbiage. APR 0044 Exception Cleared;

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Recd acknowledgement of booklet from the borrowers.  Exception cleared.

COMP 0029 Missing Evidence of Rate Lock - Missing the documented rate lock date. - Recd COC form reflecting rate lock.  Exception cleared.

ARM 0001 Missing ARM Loan Program Disclosure reflecting ARM terms that match the Note - Missing ARM Loan Program Disclosure reflecting ARM terms that match the Note - Exception is cleared with the attached copy of the borrower signed ARM disclosure. ARM 0001 Exception Cleared;

TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - The Last Closing Disclosure Total Interest Percentage (TIP) is greater than the system calculated TIP. The difference is. The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount. (12 CFR 1026.38(o)(5)) - Updated data entry for ARM change calculations. Exception cleared.

CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for borrower business to confirm income/loss trend. - Exception is cleared with the attached borrower signed letter of explanation.

2019090145	xxxx	Securitized	2	2	1	1	Conservative use of credit - Residual income $xxxx above the minimum required; Low DTI - DTI below max by 5% or greater; Verified credit history - FICO score above minimum by 20 points or higher;	CRED 0001 Unacceptable Mortgage History - Missing information on the modification reflected on the credit report which was just paid in. A default modification is considered a credit event, documentation supporting the date of and reason for the modification is required to determine if it affects the credit grade., Compensating Factors: - Based on the date of the mortgage transfer the modification date would not have an effect on the credit grade.Verified credit history

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The 1003 reflects the borrower has been renting for 3 years, but the declarations section reflects he has owned a primary residence in the past 3 years. - Override to EV2 for immaterial issue.

CRED 0085 Purchase Contract is Deficient - Updated:
Missing addendum to purchase contract adding detail for seller paying $xxxx of the lender's title insurance.  Per the contract provided lender's title policy was to be paid by the buyer.  Unable to determine if the title company offered a discount for simultaneous owners and lenders title policies and that is the reason for the seller paid portion, as there is no evidence of un-discounted prices or title explanation.
Original:
Missing addendum to purchase contract adding $xxxx general seller credit, and detail for seller paying $xxxx of the lender's title insurance. Per the contract provided there was no general seller credit and lender's title policy was to be paid by the buyer., Compensating Factors: - The seller paid LTP may be due to a discount by the title company, but regardless if included in the interested party contributions they are still below the program maximum.Conservative use of credit	CRED 0094 Missing and/or Deficient Name Affidavit - Missing AKA Affidavit. Initial Disclosures were signed using a different spelling of the borrower's last name xxxx. - REcd copy of the Signature/ AKA Affidavit.

APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations, as required for HPML loans. - Recd revised appraisal that includes the FIRREA verbiage.  Exception cleared.

FRAUD 0001 Fraud report alerts have not been addressed - Missing fraud report with all items addressed.  FraudGuard in the file reflects a score of 357 Critical Risk. - Recd updated FraudGuard report.  All items addressed and included in credit decision.  Exception cleared.

2019080156	xxxx	Securitized	2	2	1	1	Low DTI - DTI below max by 5% or greater; Conservative use of credit - Residual income $xxxx above the minimum required;	CRED 0084 Income Calculation Discrepancy - The LOE in the file for large deposits does not sufficiently address any of the unusually large deposits., Compensating Factors: - DTI using reviewer income is within guidelines.Low DTI	CRED 0096 Missing proof of PITI payment on non-subject property - Updated:
Missing property profile or alternate documentation confirming two REO are on the same lot, under the same mortgage, and insured by the same policy.

Original:
1. Missing property profile or alternate documentation confirming REO are on the same lot, under the same mortgage, and insured by the same policy.
2. Missing evidence in the file of the PITIA for the refinance of the borrower's other investment property, applied for at the same time of the subject loan.  No evidence in the file that this property is being refinanced concurrently.
 - Recd sufficient documentation including Lexis Nexis reports verifying the two addresses are on the same plot.  Exception cleared.